Note 13 - Other Financial Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other assets [text block]
13.
OTHER FINANCIAL ASSETS

As at
December
31,
2020,
other financial assets consists of the Company's investment in marketable securities and foreign exchange derivatives comprised of the following:

	December 31, 2020	December 31, 2019
FVTPL marketable securities (a)	$13,876	$5,626
FVTOCI marketable securities (b)	22,444	880
Total marketable securities	$36,319	$6,506
Foreign currency derivatives (Note 24 )	—	982
Total other financial assets	$36,319	$7,488

(a)
Fair Value through Profit or Loss ("FVTPL") Marketable Securities

Gain in marketable securities designated as FVTPL for the year ended
December
31,
2020
was
$2.0
million (
2019
- loss of
$0.5
 million) and was recorded through profit or loss.

As consideration for the acquisition of the Springpole Silver Stream (Note
14
(c)
), the Company received
30
million common share purchase warrants of First Mining Gold Corp., each of which will entitle the Company to purchase one
common share of First Mining at
CAD$0.40
over a period of
five
years. The fair value of the warrants was measured at
$5.7
million using the Black-Scholes model at the time of the acquisition, and subsequently remeasured at
$4.7
million at
December
31,
2020.

(b)
Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities

Changes in fair value of marketable securities designated as FVTOCI for the year ended
December 31, 2020
was
$10.5
 million (
2019
-
$0.3
million), net of tax, and was recorded through other comprehensive income and will not
be transferred into earnings or loss upon disposition or impairment.

As part of the consideration received for the option arrangement of the La Joya Project (see Note
14
(d)
), in
September 2020,
the Company received
5,146,401
common shares of Silver Dollar Resources Inc. ("Silver Dollar") with a fair value of
$6.9
 million. In
September
and
December 2020,
the Company participated in
two
private placements of Silver Dollar to acquire an additional
700,000
common shares for
$0.7
million. As at
December
31,
2020,
the fair value of these shares was
$8.6
 million.

As part of consideration received for the sale of the Plomosas Silver Project (see Note
14
(e)
), the Company received
17,097,500
common shares of GR Silver Mining Ltd. with a fair value of
$1.7
million on
March 27, 2020.
In
May 2020,
the Company participated in a private placement by GR Silver Mining Ltd. ("GR Silver") and for
$0.8
million acquired an additional
4,000,000
shares with
2,000,000
one
-year warrants with a strike price of
CAD$0.40
per share. As at
December
31,
2020,
the fair value of these shares was
$12.9
million. These shares are designated as FVTOCI marketable securities while the warrants are designated as FVTPL marketable securities.